Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	25,980,600
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	true
Amendment Description	Include number of shares outstanding in XBRL file.
Document Period End Date	Dec. 31, 2014